SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2012
SHARE-BASED PAYMENTS [Abstract]
SHARE-BASED PAYMENTS
11	SHARE-BASED PAYMENTS

On December 20, 2007, the Company's Board of Directors approved and adopted an employee share incentive plan, which was subsequently amended and restated on August 15, 2009 and October 21, 2010, respectively (the "Plan"). Under the Plan, the directors may, at their discretion, grant options to the directors and employees of the Group (each a "Grantee") to subscribe for ordinary shares of the Company. The Company can issue options exercisable up to 14,630,327 ordinary shares under the Plan. The award granted under the Plan can be settled in ordinary shares, or in cash or a form other than ordinary shares. To date, the Company has granted share options only settleable in ordinary shares. Under the Plan, stock options can be granted with an exercise price equal to or greater than the share's fair value at the date of grant. To facilitate the employee stock exercise process, the Company issues new shares upon share option exercise.

Unconditional Share Option Grants

During 2010, the Company granted 62,960 unconditional share options to certain management employees with contractual terms ranging from seven to ten years. The exercise price of these share options ranges from US$4.16 to US$4.70 per share and the aggregate fair value of these share options amounted to RMB928 (US$137).

During 2011, the Company granted a total of 230,000 unconditional share options to certain management employees with a contractual term of seven years. The exercise price of these share options ranges from US$5.79 to US$7.25 per share and the aggregate fair value of these share options amounted to RMB4,997 (US$774).

On December 20, 2011, the Company modified the exercise price of the 242,960 unconditional share options granted during 2010 and 2011 with exercise price ranging from US$4.70 to US$7.25, to US$3.79 per share. At the date of modification 239,720 share options out of the 242,960 share options were unvested and expected to vest under the original service periods. The Company determined the incremental compensation cost of RMB268 (US$43) for the modification by comparing the fair value of the modified award to the fair value of the original award measured immediately before the exercise price was modified. The Company recognized RMB43 (US$7) of the incremental compensation cost immediately for the vested share options as of the modification date and the rest for the unvested share options would be recognized over the remaining vesting periods of the award, along with the original compensation cost.

During 2012, the Company granted a total of 248,000 unconditional share options to certain management employees with a contractual term of seven years. The exercise price of these share options was US$2.86 per share and the aggregate fair value of these share options amounted to RMB2,545 (US$400).

The unconditional share options granted by the Company have similar vesting terms, in which 25% of the share options vest and become exercisable ranging from five to twelve months after the grant date and the remaining 75% of the share options vest over the following three years in six equal installments. The Company recognizes the aggregate fair value of the employee share options of each tranche on a graded vesting schedule over each tranche's vesting period, respectively.

A summary of the unconditional share options granted and the activity during the three-year period ended December 31, 2012 is as follows:

		Weighted		Weighted average
	Number of	average		remaining	Aggregate
	options	exercise price		contractual term	intrinsic value

Outstanding as of December 31, 2009	2,961,175	US$	2.31
Granted	62,960	US$	4.08
Forfeited	(162,383)	US$	2.38
Exercise	(579,681)	US$	1.59

Outstanding as of December 31, 2010	2,282,071	US$	2.54

Granted	230,000	US$	3.79
Forfeited	(140,815)	US$	2.80
Exercise	(279,822)	US$	1.83

Outstanding as of December 31, 2011	2,091,434	US$	2.74

Granted	248,000	US$	2.86
Forfeited	(197,071)	US$	3.42
Exercise	(283,891)	US$	1.80

Outstanding as of December 31, 2012	1,858,472	US$	2.82	5.61 years	US$	2,235

Vested and expected to vest as of December 31, 2012	1,819,034	US$	2.81	5.59 years	US$	2,202

Exercisable as of December 31, 2012	1,415,917	US$	2.69	5.37 years	US$	1,890

The weighted-average aggregate fair value of unconditional options granted during the years ended December 31, 2010, 2011 and 2012 was US$2.18, US$3.37 and US$1.61 per share, respectively. The Company calculated the fair value of the unconditional share options on the date of grant using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	Awards granted	Awards granted	Awards granted
	in 2010	in 2011	in 2012

Expected volatility	42.37%-57.53%	43.55%-69.18%	53.27%
Expected dividend yield	0%	0%	0%
Weighted average risk-free interest rate	1.87%-2.43%	1.72%-2.82%	0.95%
Option life (in years)	6.83-10.00	7.00	7.00
Estimated fair value of underlying ordinary shares	28.42-42.69	35.92-48.49	20.23
Aggregate fair value of share options	13.00-21.50	21.40-22.92	10.26

For the year ended December 31, 2010, because the Company's ordinary shares have a limited trading history at the time the options were issued, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in a similar industry. For the years ended December 31, 2011 and 2012, the Company estimates the expected volatility based on the historical volatility of the Company and the historical volatilities of comparable publicly traded companies engaged in a similar industry. The Company uses historical data to estimate employee termination within the valuation model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding.

Prior to the initial public offering, the estimated fair value of the underlying ordinary shares on each date of grant was determined by management based on a retrospective valuation conducted by an independent valuation firm, using the income approach, which requires the estimation of future cash flows, and the application of an appropriate discount rate with reference to comparable listed companies engaged in a similar industry to convert such future cash flows to a single present value.

A summary of the share-based compensation for the unconditional share options is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Hotel operating costs	1,234	1,721	265	43
Sales and marketing expenses	255	261	426	68
General and administrative expenses	4,505	21,943	1,639	263
Total share-based compensation	5,994	23,925	2,330	374

The total intrinsic value of the unconditional share options exercised during the years ended December 31, 2010, 2011 and 2012 amounted to RMB25,503, RMB8,997 and RMB3,920 (US$629), respectively. The intrinsic value is calculated as the difference between the estimated fair value of the underlying ordinary share on the date of exercise and the exercise price of the shares.

As of December 31, 2012, there were unrecognized compensation costs of approximately RMB2,365 (US$380) related to unvested unconditional share options. These costs are expected to be recognized over the remaining weighted-average vesting period of 0.77 years.

Conditional Share Options Grants

During 2010, the Company granted 3,604,800 conditional share options to certain management employees with contractual terms ranging from 6.8 to 10 years. The exercise price of these share options ranges from US$3.58 to US$6.26 per share and the aggregate fair value of these share options amounted to RMB72,146 (US$10,835).

During 2011, the Company granted 1,165,600 conditional share options to certain management employees with contractual terms ranging in 7 years. The exercise price of these share options ranges from US$5.79 to US$7.25 per share, and the aggregate fair value of these share options amounted to RMB25,325 (US$3,921).

On December 20, 2011, the Company modified the exercise price of the 4,370,400 conditional share options granted during 2010 and 2011 with exercise price ranging from US$4.70 to US$7.25, to US$3.79 per share. At the date of modification 3,569,200 share options out of the 4,370,400 share options were unvested and expected to vest under the original service periods. The Company determined the incremental compensation cost of RMB4,822 (US$766) for the modification by comparing the fair value of the modified award to the fair value of the original award measured immediately before the exercise price was modified. The Company recognized RMB776 (US$123) of the incremental compensation cost immediately for the vested share options as of the modification date and the rest for the unvested share options would be recognized over the remaining vesting periods of the award, along with the original compensation cost.

During 2012, the Company granted 2,226,600 conditional share options to certain management employees with contractual terms of 7 years. The exercise price of these share options ranges from US$2.86 to US$2.99 per share, and the aggregate fair value of these share options amounted to RMB22,428 (US$3,522).

The conditional share options granted by the Company have the same vesting term, which is 25% of the share options granted shall vest and become exercisable ranging from ten months to twelve months after the grant dates and the remaining 75% of the share options shall vest over the following three years in six equal installments.

The vesting of these share options are also contingent upon meeting specific performance criteria set by the Company over a performance period ranging from 10 to 12 months from the respective grant dates. The performance criteria are linked to the employees' performance and are agreed to upon issuance of the options. At the end of the performance period, the Company determines whether each employee has met the previous agreed upon specific performance criteria for the vesting of the share options. The performance criteria do not affect the exercise price or factors other than vesting or exercisability.

A summary of the conditional share options granted during the three-year period ended December 31, 2012 is as follows:

		Weighted		Weighted average
	Number of	average		remaining	Aggregate
	options	exercise price		contractual term	intrinsic value

Outstanding as of December 31, 2009	347,300	US$	3.47

Granted in 2010	3,604,800	US$	3.77

Outstanding as of December 31, 2010	3,952,100	US$	3.74

Granted	1,165,600	US$	3.79
Forfeited	(171,871)	US$	3.76
Exercise	(4,500)	US$	3.79

Outstanding as of December 31, 2011	4,941,329	US$	3.75

Granted	2,226,600	US$	2.95
Forfeited	(514,651)	US$	3.71
Exercise	(17,327)	US$	3.71

Outstanding as of December 31, 2012	6,635,951	US$	3.49	5.63 years	US$	3,541

Vested and expected to vest as of December 31, 2012	6,149,336	US$	3.47	5.67 years	US$	3,375

Exercisable as of December 31, 2012	2,035,461	US$	3.75	5.14 years	US$	552

The weighted-average aggregate fair value of the conditional options granted during the years ended December 31, 2010, 2011 and 2012 was US$3.01, US$3.37 and US$1.58 per share, respectively. The fair value of the conditional share options is estimated on the respective grant dates using the same option valuation model used for the unconditional employee share options and assumes the performance criteria will be achieved. The assumptions used in estimating the fair value of the conditional share options are the same as those noted in the table related to the unconditional employee share options. The aggregate fair value of the conditional share options are set out below:

	Awards granted	Awards granted	Awards granted
	in 2010	in 2011	in 2012
Aggregate fair value of share options	10.52-21.50	21.40-22.92	9.51-11.12

The aggregate fair value of the conditional share options is recognized in the consolidated statements of comprehensive income on a graded vesting schedule for each tranche to the extent that the achievement of the performance conditions is probable. Arrangements of the conditional share options contain clauses on performance criteria that are largely objective. Based on management's estimate, it is very likely that all the employees will meet the performance criteria over the performance period.

A summary of the share-based compensation for the conditional share options is as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Hotel operating costs	785	830	1,457	234
Sales and marketing expenses	12	833	2,056	330
General and administrative expenses	8,726	17,895	21,284	3,416
Total share-based compensation	9,523	19,558	24,797	3,980

As of December 31, 2012, there were unrecognized compensation costs of approximately RMB26,358 (US$4,231) related to unvested conditional share options. These costs are expected to be recognized over a remaining weighted-average vesting period of 2.41 years.